Related Party Transactions	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Note 6 - Related Party Transactions

The Company’s Chief Executive Officer paid personally certain expenses of the Company totaling $24,235 at December 31, 2013 which is reported as other current liabilities. There were no related party transactions for the period ended March, 31, 2014.